Balance Sheet	Dec. 31, 2017 USD ($)
Current assets
Cash and cash equivalents	$ 22,673
Total current assets	22,673
Acquired software costs, net	916,352
Total assets	939,025
Current liabilities
Accounts payable and accrued expenses	79,003
Related party payable	15,000
Related party interest expense	312
Related party promissory note	50,000
Total current liabilities	144,315
Total liabilities	144,315
Stockholders' equity
Preferred stock		[1]
Common stock	1,937	[2]
Additional paid-in capital	1,156,873
Accumulated deficit	(364,100)
Total stockholders' equity	794,710
Total liabilities and stockholders' equity	$ 939,025

[1]	$.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding as of 12/31/2017.
[2]	$.0001 par value, 100,000,000 shares authorized; 19,371,198 shares issued and outstanding as of 12/31/2017.